THRIVENT CASH MANAGEMENT TRUST

625 Fourth Avenue South

Minneapolis, Minnesota 55415

February 1, 2016

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Cash Management Trust
File No. 811-21622
Post-Effective Amendment No. 13 to the Form N-1A Registration Statement

SEC Reviewer:

On behalf of the Registrant, I am filing Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A pursuant to Rule 8b-16 under the Investment Company Act of 1940. This amendment is being filed for the purpose of making the annual update to the Registration Statement of the Thrivent Cash Management Trust.

Please contact me at (612) 844-4198 if you have any questions or comments. Thank you.

Sincerely,

/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer